                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09597

                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/04
                          -------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

2004

  SEMI-
ANNUAL
    REPORT

LORD ABBETT
LARGE-CAP GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

LORD ABBETT LARGE-CAP GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

DEAR SHAREHOLDER: We are pleased to provide you with this overview of the Lord Abbett Large-Cap Growth Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. And while major indices advanced in the first part of the period, concerns over the viability of future growth grew as the summer ended.

     As the economy entered the final months of 2003, gross domestic product
(GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter--well ahead of expectations and up from 3.3% annualized growth in the second quarter. In addition, productivity data, an important gauge for inflation, has remained strong and can be an important signal that interest rates may remain low in the near term. October's employment report showed an increase of 126,000 jobs, ahead of estimates, but more recent employment data has raised lingering questions about a possible jobless recovery. And while the unemployment rate dropped to 5.6% in January, further data has shown lower-than-expected job creation in December and January, disappointing some. Historically, however, it is not uncommon for employment statistics to improve more slowly than other economic indicators.

     GDP grew at a 4% annual pace in the fourth quarter, and although this was slightly below expectations, the data continued to reinforce the view of an improving economy. Furthermore, in the face of a continued rising equity market, debates over the direction of interest rates intensified towards the end of the period, as the Federal Reserve slightly changed its stance that interest rates will remain low at 1% for a "considerable" amount of time.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004?
A: For the six-month period ended January 31, 2004, the Fund returned 12.2%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, underperforming the Russell 1000(R) Growth Index(1) which returned 14.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are: 1 year: 24.69% and Since Inception (12/30/99): -18.46%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: Stock selection within the financial services sector was the largest detractor from the Fund's performance during the period. Specifically, certain holdings in the consumer financial services category fell, as fourth-quarter earnings missed expectations from rising expenses and lower student-loan securitizations. Stock selection within the consumer discretionary sector also detracted from the Fund's performance, as select discount retailers reported disappointing sales. In addition, stock selection within the healthcare sector lowered the Fund's relative performance against the benchmark, as certain large biotechnology stocks missed quarterly earnings estimates.

     Stock selection and an overweight exposure within the technology sector added to the Fund's performance during the period. Specifically, companies in the communications equipment category appreciated, as earnings rose from a sharp increase in demand, and capital spending among corporations increased. In addition, the Fund's underweight in the consumer staples sector helped relative performance, as the sector lagged the overall benchmark return.

     The Fund is actively managed and, as a result, asset allocations may change. Sectors may include many industries.


(1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 99.13%

ADVERTISING AGENCY 0.43%
Omnicom Group, Inc.                                         6,000   $        494
                                                                    ------------

AEROSPACE 0.70%
United Technologies Corp.                                   8,500            812
                                                                    ------------

BANKS: NEW YORK CITY 0.40%
J.P. Morgan Chase & Co.                                    12,000            467
                                                                    ------------

BANKS: OUTSIDE NEW YORK CITY 1.86%
Bank of America Corp.                                      11,000            896
MBNA Corp.                                                 46,600          1,256
                                                                    ------------
TOTAL                                                                      2,152
                                                                    ------------

BEVERAGE: BREWERS 0.73%
Anheuser-Busch Cos., Inc.                                  16,596            842
                                                                    ------------

BEVERAGE: SOFT DRINKS 1.93%
PepsiCo, Inc.                                              37,000          1,749
The Coca-Cola Co.                                          10,000            492
                                                                    ------------
TOTAL                                                                      2,241
                                                                    ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 3.24%
Amgen, Inc.*                                               33,683          2,172
Genentech, Inc.*                                            9,100            869
Genzyme Corp.*                                             12,900            708
                                                                    ------------
TOTAL                                                                      3,749
                                                                    ------------

CABLE TELEVISION SERVICES 0.92%
Viacom, Inc.                                               26,350          1,062
                                                                    ------------

COMMUNICATIONS & MEDIA 0.89%
Time Warner, Inc.*                                         59,000          1,037
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 1.22%
Avaya, Inc.*                                               15,000            261
Juniper Networks, Inc.*^                                   21,500            621
Nortel Networks Corp.*(b)                                  25,000   $        195
UTStarcom, Inc.*^                                          10,000            335
                                                                    ------------
TOTAL                                                                      1,412
                                                                    ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 8.13%
Infosys Technologies ADR^                                   8,500            752
Microsoft Corp.                                           178,900          4,947
Oracle Corp.*                                             120,500          1,664
SAP AG ADR                                                 15,000            622
Symantec Corp.*                                            15,056            584
Vertias Software Corp.*                                    25,800            848
                                                                    ------------
TOTAL                                                                      9,417
                                                                    ------------

COMPUTER TECHNOLOGY 9.02%
Cisco Systems, Inc.*                                      180,500          4,628
Dell, Inc.*                                                50,367          1,686
EMC Corp.*                                                 90,200          1,266
Hewlett-Packard Co.                                        16,000            381
International Business
Machines Corp.                                             20,255          2,010
SanDisk Corp.*                                              4,700            256
Seagate Technology*(b)                                     14,000            228
                                                                    ------------
TOTAL                                                                     10,455
                                                                    ------------

CONSUMER ELECTRONICS 1.08%
Electronic Arts, Inc.*                                     11,870            556
Yahoo!, Inc.*                                              14,750            691
                                                                    ------------
TOTAL                                                                      1,247
                                                                    ------------

COSMETICS 0.42%
The Estee Lauder Cos., Inc.                                11,900            487
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES 3.95%
American Express Co.                                       30,500          1,581
Citigroup, Inc.                                            33,400          1,653
Marsh & McLennan Cos., Inc.                                 5,000            235

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Morgan Stanley                                             19,031   $      1,108
                                                                    ------------
TOTAL                                                                      4,577
                                                                    ------------

DIVERSIFIED PRODUCTION 0.41%
Danaher Corp.                                               5,200            476
                                                                    ------------

DRUG & GROCERY STORE CHAINS 1.17%

Walgreen Co.                                               28,500            985
Whole Foods Market, Inc.                                    5,500            371
                                                                    ------------
TOTAL                                                                      1,356
                                                                    ------------

DRUGS & PHARMACEUTICALS 14.48%
Abbott Laboratories                                        23,100            995
Allergan, Inc.                                             12,500          1,036
Cardinal Health, Inc.                                      14,200            910
Chiron Corp.*                                              10,600            548
Eli Lilly & Co.                                            28,400          1,932
Forest Laboratories, Inc.*                                  9,200            685
Gilead Sciences, Inc.*                                     12,400            681
Johnson & Johnson                                          41,992          2,243
Pfizer, Inc.                                              133,200          4,879
Teva Pharmaceutical
Industries Ltd. ADR                                        19,100          1,195
Wyeth                                                      41,020          1,680
                                                                    ------------
TOTAL                                                                     16,784
                                                                    ------------

EDUCATION SERVICES 0.18%
Apollo Group, Inc. Class A*                                 2,800            208
                                                                    ------------

ELECTRICAL: HOUSEHOLD APPLIANCE 0.63%
Best Buy Co., Inc.                                         14,500            731
                                                                    ------------

ELECTRONICS: MEDICAL SYSTEMS 1.41%
Medtronic, Inc.                                            33,150          1,632
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS 6.80%
Agere Systems, Inc.*                                       81,000            296
Analog Devices, Inc.                                       16,700            799
Broadcom Corp.*                                            12,500   $        507
Intel Corp.                                               125,015          3,825
Jabil Circuit, Inc.*                                       13,500            400
Linear Technology Corp.                                    10,400            416
PMC-Sierra, Inc.*                                          10,500            230
Texas Instruments, Inc.                                    45,000          1,411
                                                                    ------------
TOTAL                                                                      7,884
                                                                    ------------

ELECTRONICS: TECHNOLOGY 0.47%
Motorola, Inc.                                             33,000            547
                                                                    ------------

FINANCE: SMALL LOAN 0.51%
SLM Corp.                                                  15,300            588
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.56%
Automatic Data
Processing, Inc.                                           12,000            513
First Data Corp.                                           22,400            877
Fiserv, Inc.*                                              11,000            411
                                                                    ------------
TOTAL                                                                      1,801
                                                                    ------------

FINANCIAL MISCELLANEOUS 1.63%
Fannie Mae                                                 24,552          1,893
                                                                    ------------

HEALTHCARE FACILITIES 0.35%
HCA, Inc.                                                   9,097            408
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 1.57%
UnitedHealth Group, Inc.                                   18,000          1,096
WellPoint Health
Networks, Inc.*                                             6,900            724
                                                                    ------------
TOTAL                                                                      1,820
                                                                    ------------

HOMEBUILDING 0.51%
Lennar Corp. Class A                                       13,500            595
                                                                    ------------

HOTEL/MOTEL 0.12%
Carnival Corp.                                              3,000            133
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
INSURANCE: MULTI-LINE 2.16%
American Int'l. Group, Inc.                                35,970   $      2,498
                                                                    ------------

JEWELRY WATCHES & GEMSTONES 0.41%
Tiffany & Co.                                              12,000            476
                                                                    ------------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 0.68%
Schlumberger Ltd.                                          12,800            783
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.36%
Biomet, Inc.                                               14,450            559
Boston Scientific Corp.*                                   22,694            926
St. Jude Medical, Inc.*                                     8,400            603
Zimmer Holdings, Inc.*                                      8,500            650
                                                                    ------------
TOTAL                                                                      2,738
                                                                    ------------

MISCELLANEOUS BUSINESS & CONSUMER
DISCRETIONARY 0.37%
Scripps Co.                                                 4,500            428
                                                                    ------------

MULTI-SECTOR COMPANIES 4.71%
3M Co.                                                     14,456          1,143
General Electric Co.                                      128,318          4,315
                                                                    ------------
TOTAL                                                                      5,458
                                                                    ------------

OFFSHORE DRILLING 0.15%
Transocean Sedco Forex, Inc.*                               6,500            175
                                                                    ------------

OIL: INTEGRATED INTERNATIONAL 0.39%
Exxon Mobil Corp.                                          11,000            449
                                                                    ------------

PRODUCTION TECHNOLOGY EQUIPMENT 1.34%
Applied Materials, Inc.*                                   41,548            904
KLA-Tencor Corp.*                                          11,300            645
                                                                    ------------
TOTAL                                                                      1,549
                                                                    ------------

RADIO & TV BROADCASTERS 1.04%
Clear Channel Communications, Inc.                         19,774   $        890
Univision Communications, Inc.*                             9,000            318
                                                                    ------------
TOTAL                                                                      1,208
                                                                    ------------

RESTAURANTS 1.14%
Starbucks Corp.*                                           28,550          1,049
Yum! Brands, Inc.*                                          8,054            273
                                                                    ------------
TOTAL                                                                      1,322
                                                                    ------------

RETAIL 7.50%
Amazon.com, Inc.*                                          12,000            606
Costco Wholesale Corp.*                                    15,200            564
Kohl's Corp.*                                               8,557            379
Lowe's Cos., Inc.                                          25,700          1,376
Target Corp.                                               29,800          1,131
The Gap, Inc.                                              28,500            530
The Home Depot, Inc.                                       35,475          1,258
TJX Cos., Inc.                                             32,500            747
Wal-Mart Stores, Inc.                                      39,104          2,106
                                                                    ------------
TOTAL                                                                      8,697
                                                                    ------------

SAVINGS & LOAN 0.46%
Washington Mutual, Inc.                                    12,124            537
                                                                    ------------

SECURITIES BROKERAGE & SERVICES 0.97%
Lehman Brothers
Holdings, Inc.                                             13,750          1,129
                                                                    ------------

SERVICES: COMMERCIAL 1.93%
eBay, Inc.*                                                21,188          1,420
InterActiveCorp.*                                          25,300            820
                                                                    ------------
TOTAL                                                                      2,240
                                                                    ------------

SHOES 0.48%
NIKE, Inc. Class B                                          8,000            557
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
SOAPS & HOUSEHOLD CHEMICALS 2.65%
Colgate-Palmolive Co.                                      15,100   $        774
Gillette Co.                                               14,000            508
The Procter & Gamble Co.                                   17,750          1,794
                                                                    ------------
TOTAL                                                                      3,076
                                                                    ------------

TEXTILES APPAREL MANUFACTURERS 0.50%
Coach, Inc.*                                               16,300            578
                                                                    ------------

TRANSPORTATION MISCELLANEOUS 0.37%
Harley-Davidson, Inc.                                       8,400            429
                                                                    ------------

UTILITIES: CABLE TV & RADIO 0.87%
Comcast Corp.*                                             29,700          1,013
                                                                    ------------

UTILITIES: TELECOMMUNICATIONS 1.93%
Nextel Communications, Inc.*                               34,000            897
QUALCOMM, Inc.                                             23,000          1,344
                                                                    ------------
TOTAL                                                                      2,241
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $107,692,828)                                                      114,888
                                                                    ============

SHORT-TERM INVESTMENTS 2.81%

COLLATERAL FOR SECURITIES ON LOAN 1.47%
State Street Navigator
Securities Lending Prime
Portfolio, 1.05%(b)                                         1,708   $      1,708
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
REPURCHASE AGREEMENT 1.34%

Repurchase Agreement
dated 1/30/2004,
0.96% due 2/2/2004 with
State Street Bank &
Trust Co. collateralized
by $1,585,000 of
Federal Home Loan Mortgage
Corp. at zero coupon
due 5/18/2004;
value: $1,581,038;
proceeds: $1,546,159                                 $      1,546          1,546
                                                                    ============

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,253,535)                                                          3,254
                                                                    ============

TOTAL INVESTMENTS
101.94% (Cost $110,946,363)                                         $    118,142
                                                                    ============

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Rate shown reflects seven day yield as of January 31, 2004.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
January 31, 2004

ASSETS:
  Investment in securities, at value (cost $110,946,363)                      $    118,142,194
  Receivables:
    Interest and dividends                                                              65,995
    Investment securities sold                                                         738,507
    Capital shares sold                                                                449,834
  Prepaid expenses and other assets                                                     32,178
----------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                     119,428,708
----------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                          1,707,500
  Payables:
    Investment securities purchased                                                  1,352,106
    Capital shares reacquired                                                          189,976
    Management fee                                                                      77,990
    12b-1 distribution fees                                                             77,395
    Fund administration                                                                  8,888
    Trustees' fees                                                                       8,503
  Accrued expenses and other liabilities                                               107,374
----------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                  3,529,732
==============================================================================================
NET ASSETS                                                                    $    115,898,976
==============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $    179,619,953
Distributions in excess of net investment income                                      (561,398)
Accumulated net realized loss on investments                                       (70,355,410)
Net unrealized appreciation on investments                                           7,195,831
----------------------------------------------------------------------------------------------
NET ASSETS                                                                    $    115,898,976
==============================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                $     81,042,091
Class B Shares                                                                $     20,232,981
Class C Shares                                                                $     14,622,787
Class P Shares                                                                $            563
Class Y Shares                                                                $         553.92

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                      16,370,101
Class B Shares                                                                       4,196,874
Class C Shares                                                                       3,035,295
Class P Shares                                                                             113
Class Y Shares                                                                          112.89

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                $           4.95
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                                $           5.25
Class B Shares-Net asset value                                                $           4.82
Class C Shares-Net asset value                                                $           4.82
Class P Shares-Net asset value                                                $           4.98
Class Y Shares-Net asset value                                                $           4.91
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2004

INVESTMENT INCOME:
Dividends                                                                     $        483,758
Interest                                                                                 8,222
Securities lending-net                                                                     765
Foreign withholding tax                                                                   (323)
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                492,422
----------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                         387,714
12b-1 distribution plan-Class A                                                        136,160
12b-1 distribution plan-Class B                                                         90,102
12b-1 distribution plan-Class C                                                         63,751
12b-1 distribution plan-Class P                                                              2
Shareholder servicing                                                                  256,621
Professional                                                                            22,962
Reports to shareholders                                                                 28,525
Fund administration                                                                     20,678
Custody                                                                                  6,468
Trustees' fees                                                                           1,198
Registration                                                                            27,040
Other                                                                                    4,051
----------------------------------------------------------------------------------------------
Gross expenses                                                                       1,045,272
  Expense reductions                                                                      (422)
----------------------------------------------------------------------------------------------
NET EXPENSES                                                                         1,044,850
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                   (552,428)
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                     1,213,280
Net change in unrealized appreciation/depreciation on investments                   11,004,298
==============================================================================================
NET REALIZED AND UNREALIZED GAIN                                                    12,217,578
==============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $     11,665,150
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX MONTHS
                                                                  ENDED JANUARY 31, 2004      FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                       (UNAUDITED)           JULY 31, 2003
OPERATIONS:
Net investment loss                                                 $           (552,428)   $           (927,015)
Net realized gain (loss) on investments                                        1,213,280             (27,860,887)
Net change in unrealized appreciation/depreciation on investments             11,004,298              36,548,923
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          11,665,150               7,761,021
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             25,558,068              32,212,353
Cost of shares reacquired                                                    (12,504,945)            (21,229,979)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   13,053,123              10,982,374
================================================================================================================
NET INCREASE IN NET ASSETS                                                    24,718,273              18,743,395
================================================================================================================
NET ASSETS:
Beginning of period                                                           91,180,703              72,437,308
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $        115,898,976    $         91,180,703
================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $           (561,398)   $             (8,970)
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
                                            (UNAUDITED)            2003             2002             2001          7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $       4.41        $       4.02     $       6.33     $      10.57     $      10.00
                                           ============        ============     ============     ============     ============
Investment operations

  Net investment loss(a)                           (.02)               (.04)            (.07)            (.08)            (.05)

  Net realized and unrealized gain (loss)           .56                 .43            (2.24)           (4.14)             .62
                                           ------------        ------------     ------------     ------------     ------------
    Total from investment operations                .54                 .39            (2.31)           (4.22)             .57
                                           ------------        ------------     ------------     ------------     ------------
Distributions to shareholders
  from net realized gain                              -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
    Total distributions                               -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD             $       4.95        $       4.41     $       4.02     $       6.33     $      10.57
                                           ============        ============     ============     ============     ============
Total Return(b)                                   12.24%(c)            9.70%          (36.49)%         (39.96)%           5.70%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                          .93%(c)            2.06%            2.02%            1.68%             .82%(c)

  Expenses, excluding waiver
    and expense reductions                          .93%(c)            2.06%            2.02%            1.69%            1.12%(c)

  Net investment loss                              (.45)%(c)          (1.06)%          (1.29)%          (1.01)%           (.44)%(c)

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)            2003             2002             2001          7/31/2000
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $     81,042        $     65,178     $     56,665     $     78,064     $     83,703

   Portfolio turnover rate                        13.86%              47.02%           42.08%           36.53%           14.66%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
                                            (UNAUDITED)            2003             2002             2001          7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $       4.31        $       3.95     $       6.26     $      10.51     $      10.00
                                           ============        ============     ============     ============     ============
Investment operations

  Net investment loss(a)                           (.03)               (.07)            (.10)            (.13)            (.07)

  Net realized and unrealized gain (loss)           .54                 .43            (2.21)           (4.10)             .58
                                           ------------        ------------     ------------     ------------     ------------
    Total from investment operations                .51                 .36            (2.31)           (4.23)             .51
                                           ------------        ------------     ------------     ------------     ------------
Distributions to shareholders
  from net realized gain                              -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
    Total distributions                               -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD             $       4.82        $       4.31     $       3.95     $       6.26     $      10.51
                                           ============        ============     ============     ============     ============
Total Return(b)                                   11.83%(c)            9.11%          (36.90)%         (40.34)%           5.20%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                         1.24%(c)            2.67%            2.63%            2.29%            1.07%(c)

  Expenses, excluding waiver
    and expense reductions                         1.24%(c)            2.67%            2.63%            2.30%            1.53%(c)

  Net investment loss                             (.76)%(c)           (1.67)%          (1.92)%          (1.64)%          (.68)%(c)

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)            2003             2002             2001          7/31/2000
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $     20,233        $     15,452     $     10,041     $     11,522     $      8,046

   Portfolio turnover rate                        13.86%              47.02%           42.08%           36.53%           14.66%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
                                            (UNAUDITED)            2003             2002             2001          7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $       4.31        $       3.95     $       6.25     $      10.51     $      10.00
                                           ============        ============     ============     ============     ============
Investment operations

  Net investment loss(a)                           (.04)               (.07)            (.10)            (.13)            (.07)

  Net realized and unrealized gain (loss)           .55                 .43            (2.20)           (4.11)             .58
                                           ------------        ------------     ------------     ------------     ------------
    Total from investment operations                .51                 .36            (2.30)           (4.24)             .51
                                           ------------        ------------     ------------     ------------     ------------
Distributions to shareholders
  from net realized gain                              -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
    Total distributions                               -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD             $       4.82        $       4.31     $       3.95     $       6.25     $      10.51
                                           ============        ============     ============     ============     ============
Total Return(b)                                   11.83%(c)            9.11%          (36.80)%         (40.44)%           5.20%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                         1.24%(c)            2.67%            2.63%            2.34%            1.01%(c)

  Expenses, excluding waiver
    and expense reductions                         1.24%(c)            2.67%            2.63%            2.35%            1.53%(c)

  Net investment loss                              (.76)%(c)          (1.67)%          (1.91)%          (1.69)%           (.61)%(c)

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)            2003             2002             2001          7/31/2000
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $     14,622        $     10,550     $      5,731     $      4,598     $      2,066

   Portfolio turnover rate                        13.86%              47.02%           42.08%           36.53%           14.66%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
                                            (UNAUDITED)            2003             2002             2001          7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $       4.43        $       4.03     $       6.32     $      10.53     $      10.00
                                           ============        ============     ============     ============     ============
Investment operations

  Net investment loss(a)                           (.02)               (.03)            (.05)            (.07)            (.05)

  Net realized and unrealized gain (loss)           .57                 .43            (2.24)           (4.12)             .58
                                           ------------        ------------     ------------     ------------     ------------
    Total from investment operations                .55                 .40            (2.29)           (4.19)             .53
                                           ------------        ------------     ------------     ------------     ------------
Distributions to shareholders
  from net realized gain                              -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
    Total distributions                               -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD             $       4.98        $       4.43     $       4.03     $       6.32     $      10.53
                                           ============        ============     ============     ============     ============
Total Return(b)                                   12.42%(c)            9.93%          (36.23)%         (39.83)%           5.30%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                          .97%(c)+           2.12%+           2.08%            1.74%             .87%(c)

  Expenses, excluding waiver
    and expense reductions                          .97%(c)+           2.12%+           2.08%            1.75%            1.19%(c)

  Net investment loss                             (.49)%(c)+          (1.12)%+         (1.35)%          (1.08)%           (.43)%(c)

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)            2003             2002             2001          7/31/2000
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $          1        $          1     $          -(e)  $          1     $          1

   Portfolio turnover rate                        13.86%              47.02%           42.08%           36.53%           14.66%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
                                            (UNAUDITED)            2003             2002             2001          7/31/2000
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $       4.35        $       4.00     $       6.31     $      10.54     $      10.00
                                           ============        ============     ============     ============     ============
Investment operations

  Net investment loss(a)                              -(f)             (.07)            (.08)            (.08)            (.01)

  Net realized and unrealized gain (loss)           .56                 .42            (2.23)           (4.13)             .55
                                           ------------        ------------     ------------     ------------     ------------
    Total from investment operations                .56                 .35            (2.31)           (4.21)             .54

Distributions to shareholders
  from net realized gain                              -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
    Total distributions                               -                   -                -             (.02)               -
                                           ------------        ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD             $       4.91        $       4.35     $       4.00     $       6.31     $      10.54
                                           ============        ============     ============     ============     ============
Total Return(b)                                   12.87%(c)            8.75%          (36.61)%         (39.98)%           5.40%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                          .74%(c)+           1.67%+           1.63%            1.29%             .59%(c)

  Expenses, excluding waiver
    and expense reductions                          .74%(c)+           1.67%+           1.63%            1.30%             .90%(c)

  Net investment loss                              (.26)%(c)+          (.67)%+          (.87)%           (.58)%           (.11)%(c)

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 7/31                    12/15/1999(d)
                                             1/31/2004         ----------------------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)            2003             2002             2001          7/31/2000
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $          1        $          -(e)  $          -(e)  $          1     $          1

   Portfolio turnover rate                        13.86%              47.02%           42.08%           36.53%           14.66%
------------------------------------------------------------------------------------------------------------------------------

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of investment operations on December 15, 1999; SEC effective date and date shares first became available to the public is December 30, 1999.
(e) Amount represents less than $1,000.
(f) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12B-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE              CLASS A      CLASS B      CLASS C      CLASS P
---------------------------------------------------------------
Service           .25%         .25%         .25%         .20%
Distribution      .10%(1)      .75%         .75%         .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2004:

DISTRIBUTOR COMMISSIONS      DEALERS' CONCESSIONS
-------------------------------------------------
$ 53,084                                $ 294,829

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of July 31, 2003, the capital loss carryforwards, along with the related expiration dates, are as follows:

2010                   2011           TOTAL
-------------------------------------------
$ 13,538,523   $ 47,696,550    $ 61,235,073

As of January 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                         $ 116,490,639
----------------------------------------------
Gross unrealized gain                7,668,239
Gross unrealized loss               (6,016,684)
----------------------------------------------
   Net unrealized security gain  $   1,651,555
==============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

As of January 31, 2004, the value of securities loaned is $1,675,290. These loans are collateralized by cash of $1,707,500, which is invested in a restricted money market account. In accordance with the Fund's Security Lending Authorization Agreement, additional collateral was received by the Fund on February 2, 2004, the first business day following January 31, 2004. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $328 for the six months ended January 31, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2004 are as follows:

PURCHASES                        SALES
----------------------------------------------
$ 26,260,189                     $  13,983,611

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2004.

6. TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At January 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months then ended.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has an unlimited number of authorized shares of beneficial interest.

                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2004                            YEAR ENDED
                                                        (UNAUDITED)                         JULY 31, 2003
---------------------------------------------------------------------------------------------------------
                                          SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------
Shares sold                            3,549,783    $    16,691,374          4,734,716    $    18,975,565
Shares reacquired                     (1,952,757)        (9,082,721)        (4,060,644)       (16,055,071)
---------------------------------------------------------------------------------------------------------
Increase                               1,597,026    $     7,608,653            674,072    $     2,920,494
---------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------
Shares sold                            1,003,745    $     4,588,600          1,910,525    $     7,468,325
Shares reacquired                       (391,336)        (1,801,420)          (867,222)        (3,347,856)
---------------------------------------------------------------------------------------------------------
Increase                                 612,409    $     2,787,180          1,043,303    $     4,120,469
---------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------
Shares sold                              940,125    $     4,278,094          1,472,944    $     5,768,463
Shares reacquired                       (353,842)        (1,620,804)          (475,199)        (1,827,052)
---------------------------------------------------------------------------------------------------------
Increase                                 586,283    $     2,657,290            997,745    $     3,941,411
---------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------
Shares reacquired                              -    $             -              (0.01)   $         (0.04)
---------------------------------------------------------------------------------------------------------
Decrease                                       -    $             -              (0.01)   $         (0.04)
---------------------------------------------------------------------------------------------------------

There were no capital transactions for Class Y shares during the periods shown.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the SEC's website at www.sec.gov.

[LORD ABBETT LOGO]


        This report when not used for the general
    information of shareholders of the Fund is to be
    distributed only if preceded or accompanied by a             LORD ABBETT LARGE-CAP GROWTH FUND
                current Fund prospectus.

   Lord Abbett Mutual Fund shares are distributed by:
               LORD ABBETT DISTRIBUTOR LLC
  90 Hudson Street - Jersey City, New Jersey 07302-3973

                                                                                                            LALCG-3-104
                                                                                                                 (3/04)

ITEM 2: Code of Ethics.
             Not applicable

ITEM 3: Audit Committee Financial Expert.
             Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Submission of Matters to a Vote of Security Holders.
             Not Applicable.

ITEM 10: Controls and Procedures.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11: Exhibits.

ITEM 11(a): Not applicable.

ITEM 11(b):

   (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT LARGE-CAP
                                      GROWTH FUND


                                      /s/ Robert S. Dow
                                      -------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      -------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: March 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT LARGE-CAP
                                      GROWTH FUND


                                      /s/ Robert S. Dow
                                      -------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      -------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: March 25, 2004